Income Taxes (Components of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Current tax expense (benefit):
U.S. federal	$ (345,263)		$ 440,649		$ (358,548)
State and local	4,479		5,002		0
Total	(340,784)		445,651		(358,548)
Deferred tax expense (benefit):
U.S. federal	45,249		(920,437)		228,300
Total	45,249		(920,437)		228,300
Income tax benefit (expense)	(295,535)	[1]	(474,786)	[1]	(130,248)
Income tax expense (benefit) on equity in earnings of operating joint ventures	(193)		(147)		(518)
Income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	(106,197)		(128,241)		70,806
Total income tax expense (benefit)	$ (401,925)		$ (603,174)		$ (59,960)

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.